Capital assets - Impairment tests and sensitivity impacts (Details) - Operating Segments [Member] $ in Thousands	3 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of Capital assets [Line Items]
Impairment	$ 572,159
Recoverable Amount	822,415
1% increase in discount rate	28,129
5% decrease in pricing	101,241
Australia
Disclosure of Capital assets [Line Items]
Impairment	151,997
Recoverable Amount	80,682
1% increase in discount rate	3,239
5% decrease in pricing	15,405
France
Disclosure of Capital assets [Line Items]
Impairment	116,484
Recoverable Amount	309,695
1% increase in discount rate	13,097
5% decrease in pricing	47,022
Ireland
Disclosure of Capital assets [Line Items]
Impairment	303,678
Recoverable Amount	432,038
1% increase in discount rate	11,793
5% decrease in pricing	$ 38,814